UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2006

1.814652.101

AMP-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.5%
Autoliv, Inc.	30	$ 1,697
IMPCO Technologies, Inc. (a)	262,505	1,711,533
LKQ Corp. (a)	164,304	3,419,166
New Focus Auto Tech Holdings Ltd.	1,016,000	337,176
		5,469,572
Automobiles - 0.4%
Bajaj Auto Ltd.	14	864
Geely Automobile Holdings Ltd.	9,310,000	923,903
Harley-Davidson, Inc.	7,600	394,288
Hero Honda Motors Ltd.	6	120
Hyundai Motor Co.	14,597	1,227,434
Mahindra & Mahindra Ltd.	23,218	327,165
Maruti Udyog Ltd.	73,403	1,442,163
National R.V. Holdings, Inc. (a)	14,200	90,880
		4,406,817
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	2	77
Education Management Corp. (a)	21,000	873,600
ITT Educational Services, Inc. (a)	35,200	2,254,560
Raffles Education Corp. Ltd.	274,000	389,963
		3,518,200
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. Class A	600	33,234
Outback Steakhouse, Inc.	25,400	1,117,600
Sonic Corp. (a)	39,166	1,375,902
St. Marc Holdings Co. Ltd. (a)	59,600	3,923,884
TAJ GVK Hotels & Resorts Ltd.	92,125	550,266
		7,000,886
Household Durables - 1.2%
Alba PLC	19	80
Daito Trust Construction Co.	14,600	761,534
Goldcrest Co. Ltd. (d)	70,480	3,400,810
Leggett & Platt, Inc.	65,200	1,588,924
LG Electronics, Inc.	21,370	1,733,178
Nihon Eslead Corp.	38,800	1,229,444
Rational AG	5,400	879,113
Sekisui House Ltd.	101,000	1,506,656
The Stanley Works	35,800	1,813,628
		12,913,367
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.1%
Alloy, Inc. (a)	425	$ 5,699
ASKUL Corp.	30,800	868,674
Audible, Inc. (a)(d)	33,129	348,186
dELiA*s, Inc. (a)	850	7,939
		1,230,498
Leisure Equipment & Products - 0.4%
Giant Manufacturing Co. Ltd.	126,000	230,584
Jumbo SA	116,300	1,930,694
Trigano SA	34,600	1,942,876
		4,104,154
Media - 2.4%
Astral Media, Inc. Class A (non-vtg.)	57,200	1,629,247
Clear Media Ltd. (a)	1,000	1,160
E.W. Scripps Co. Class A	61,800	2,763,078
EchoStar Communications Corp. Class A (a)	39,316	1,174,369
Focus Media Holding Ltd. ADR	5,800	336,516
Harris Interactive, Inc. (a)	399,758	2,246,640
IMAX Corp. (a)	43,200	438,480
Omnicom Group, Inc.	167,126	13,913,240
Salem Communications Corp. Class A (a)	23,300	349,733
Trader Classified Media NV Class A (NY Shares)	8,000	108,665
Univision Communications, Inc. Class A (a)	99,800	3,440,106
Zee Telefilms Ltd.	12	64
		26,401,298
Multiline Retail - 0.4%
Lifestyle International Holdings Ltd.	299,500	513,375
Lojas Renner SA	39,800	2,170,240
Pantaloon Retail India Ltd.	11,637	527,258
PT Mitra Adiperkasa Tbk	238,000	29,389
Ryohin Keikaku Co. Ltd.	13,500	1,131,929
		4,372,191
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A	27,900	1,626,570
Best Buy Co., Inc.	7,650	427,865
Blockbuster, Inc. Class A	20,000	79,400
Build-A-Bear Workshop, Inc. (a)(d)	164,900	5,054,185
Circuit City Stores, Inc.	98,800	2,418,624
Cost Plus, Inc. (a)	43,702	747,304
DSG International PLC	944,600	3,027,482
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
DSW, Inc. Class A	11,100	$ 347,652
Gamestop Corp.:
Class A (a)	63,800	3,007,532
Class B (a)	89,900	3,894,468
KOMERI Co. Ltd.	112,700	4,212,547
Nitori Co. Ltd.	29,600	1,541,418
Tiffany & Co., Inc.	5,700	213,978
		26,599,025
Textiles, Apparel & Luxury Goods - 1.0%
Asics Corp.	508,300	5,565,975
Columbia Sportswear Co. (a)	38,600	2,058,538
Deckers Outdoor Corp. (a)	4,300	174,322
Ports Design Ltd.	517,500	760,328
Quiksilver, Inc. (a)	11,500	159,390
Stride Rite Corp.	11,300	163,624
Ted Baker PLC	192,840	1,688,360
Tod's Spa	6,500	500,780
Yue Yuen Industrial Holdings Ltd.	142,500	419,650
		11,490,967
TOTAL CONSUMER DISCRETIONARY		107,506,975
CONSUMER STAPLES - 5.1%
Beverages - 0.2%
Fomento Economico Mexicano SA de CV sponsored ADR	7,600	696,616
Grupo Modelo SA de CV Series C	25,400	93,225
Hansen Natural Corp. (a)	5,500	693,275
Jones Soda Co. (a)(d)	24,000	198,000
		1,681,116
Food & Staples Retailing - 0.9%
Daikokutenbussan Co. Ltd.	9,200	243,843
Heng Tai Consumables Group Ltd.	1,756,000	230,840
Massmart Holdings Ltd.	173,900	1,647,192
Metro AG	49,000	2,512,188
Plant Co. Ltd.	9,800	78,673
Shinsegae Co. Ltd.	478	217,944
Sugi Pharmacy Co. Ltd. (d)	171,200	4,108,567
Valor Co. Ltd.	28,800	626,326
		9,665,573
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.7%
Archer-Daniels-Midland Co.	40,400	$ 1,359,460
Barry Callebaut AG	5	2,063
Britannia Industries Ltd.	13,684	548,359
Green Mountain Coffee Roasters, Inc. (a)	20,866	828,798
Groupe Danone	78,720	9,643,824
Groupe Danone sponsored ADR	13,500	346,005
Hershey Co.	144,300	7,536,789
IAWS Group PLC (Ireland)	700	12,138
Lindt & Spruengli AG	202	3,927,520
Lindt & Spruengli AG (participation certificate)	454	843,024
McCormick & Co., Inc. (non-vtg.)	27,500	931,150
Pilgrims Pride Corp. Class B (d)	121,200	2,626,404
PT Indofood Sukses Makmur Tbk	6,263,500	614,613
Seaboard Corp.	263	419,222
Want Want Holdings Ltd.	506,000	637,560
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	10,500	297,780
		30,574,709
Personal Products - 1.3%
Avon Products, Inc.	68,000	2,119,560
Concern Kalina OJSC sponsored ADR	7,100	368,673
Dabur India Ltd.	15	42
Godrej Consumer Products Ltd.	23,838	391,291
Hengan International Group Co. Ltd.	5,699,000	9,034,198
NBTY, Inc. (a)	96,200	2,166,424
Shiseido Co. Ltd. sponsored ADR (a)	45,400	833,090
		14,913,278
TOTAL CONSUMER STAPLES		56,834,676
ENERGY - 16.0%
Energy Equipment & Services - 11.4%
BJ Services Co.	14,600	505,160
Cooper Cameron Corp. (a)	68,400	3,015,072
Core Laboratories NV (a)	188,000	8,939,400
ENSCO International, Inc.	61,100	3,143,595
FMC Technologies, Inc. (a)	158,300	8,108,126
Global Industries Ltd. (a)	80,600	1,167,894
GlobalSantaFe Corp.	194,300	11,803,725
Grant Prideco, Inc. (a)	111,600	4,780,944
Helix Energy Solutions Group, Inc. (a)	191,300	7,250,270
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	32,400	$ 2,319,192
National Oilwell Varco, Inc. (a)	137,211	8,797,969
Newpark Resources, Inc. (a)	117,800	965,960
Noble Corp.	184,800	14,987,280
Oceaneering International, Inc. (a)	69,800	3,999,540
Parker Drilling Co. (a)	920,800	8,535,816
Pason Systems, Inc.	248,000	6,643,350
Pride International, Inc. (a)	90,400	2,818,672
Rowan Companies, Inc.	161,400	7,095,144
Smith International, Inc.	87,800	3,420,688
Transocean, Inc. (a)	98,200	7,885,460
Veritas DGC, Inc. (a)	63,300	2,873,187
Weatherford International Ltd. (a)	165,236	7,559,547
		126,615,991
Oil, Gas & Consumable Fuels - 4.6%
Amerada Hess Corp.	22,300	3,175,520
Arch Coal, Inc.	53,000	4,024,820
Cameco Corp.	15,400	553,909
Canadian Natural Resources Ltd.	63,800	3,545,962
Chesapeake Energy Corp.	87,000	2,732,670
Comstock Resources, Inc. (a)	24,400	724,436
CONSOL Energy, Inc.	197,100	14,616,936
Forest Oil Corp. (a)	82,100	3,052,478
Golar LNG Ltd. (Nasdaq) (a)	377	5,112
Goodrich Petroleum Corp. (a)	115,270	3,112,290
International Coal Group, Inc. (a)	103,600	1,009,064
Mariner Energy, Inc. New (a)	59,969	1,229,964
Ship Finance International Ltd. (NY Shares)	114,800	1,969,968
Tesoro Corp.	67,700	4,626,618
TransCanada Corp. (d)	101,900	2,938,232
TransMontaigne, Inc. (a)	100	981
Valero Energy Corp.	49,602	2,965,208
World Fuel Services Corp.	3,100	125,364
XTO Energy, Inc.	32,000	1,394,240
		51,803,772
TOTAL ENERGY		178,419,763
Common Stocks - continued
	Shares	Value
FINANCIALS - 10.5%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	94,500	$ 4,258,170
Azimut Holdings Spa	116,200	1,452,548
JAFCO Co. Ltd.	11,300	852,432
Korea Investment Holdings Co. Ltd.	66,510	2,382,202
		8,945,352
Commercial Banks - 2.9%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	36,000	1,071,720
Banco Pastor SA	80,700	4,690,901
Bank of Baroda	299,327	1,602,509
Bank of Fukuoka Ltd.	580,400	4,896,039
Bank of India	514,200	1,543,178
Boston Private Financial Holdings, Inc.	93,645	3,164,265
Canara Bank	114,566	696,561
Colonial Bancgroup, Inc.	33,100	827,500
Commerce Bancorp, Inc., New Jersey (d)	35,300	1,293,745
Corp. Bank	92,854	799,796
HDFC Bank Ltd. sponsored ADR	13,300	724,850
Hiroshima Bank Ltd.	256,100	1,520,740
ICICI Bank Ltd. sponsored ADR	6,100	168,848
Industrial & Commercial Bank of China (Asia) Ltd.	157,000	226,623
Juroku Bank Ltd.	189,000	1,278,036
Oriental Bank of Commerce	8,668	46,646
PrivateBancorp, Inc.	8,000	331,920
Punjab National Bank	13,630	149,844
State Bank of India	119,720	2,987,754
Sumitomo Trust & Banking Co. Ltd.	127,000	1,469,430
The Keiyo Bank Ltd.	127,000	876,048
UCO Bank	458,553	273,071
Uniao de Bancos Brasileiros SA (Unibanco) GDR	8,000	591,280
Uti Bank Ltd.	116,800	934,531
		32,165,835
Diversified Financial Services - 1.5%
AllianceBernstein Holding LP	141,000	9,341,250
Financial Technology (India) Ltd.	12	462
IntercontinentalExchange, Inc.	31,100	2,147,455
Kotak Mahindra Bank Ltd.	241,580	1,515,979
Moody's Corp.	24,000	1,715,040
TSX Group, Inc.	33,300	1,497,744
		16,217,930
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.9%
Admiral Group PLC	51,900	$ 566,193
AFLAC, Inc.	191,200	8,628,856
American International Group, Inc.	42,800	2,828,652
Assurant, Inc.	315,800	15,553,150
Brown & Brown, Inc.	30,800	1,022,560
Everest Re Group Ltd.	24,400	2,278,228
Ohio Casualty Corp.	51,073	1,619,014
Old Republic International Corp.	85,800	1,872,156
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	947,500	2,442,278
Progressive Corp.	40,500	4,222,530
Universal American Financial Corp. (a)	1,699	26,165
USI Holdings Corp. (a)	137,266	2,214,101
		43,273,883
Real Estate - 1.3%
Aeon Mall Co. Ltd.	54,900	2,732,991
Equity Office Properties Trust	24,400	819,352
Equity Residential (SBI)	100,500	4,702,395
General Growth Properties, Inc.	55,900	2,731,833
Kerry Properties Ltd.	607,000	2,221,738
NTT Urban Development Co.	83	719,195
W.P. Carey & Co. LLC	1,100	29,458
Weingarten Realty Investors (SBI)	19,900	810,925
		14,767,887
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	5,446	163,600
NetBank, Inc.	135,929	984,126
Radian Group, Inc.	4,500	271,125
		1,418,851
TOTAL FINANCIALS		116,789,738
HEALTH CARE - 12.9%
Biotechnology - 2.4%
Albany Molecular Research, Inc. (a)	100	1,016
Alnylam Pharmaceuticals, Inc. (a)	4,468	78,592
BioMarin Pharmaceutical, Inc. (a)	24,400	327,448
DUSA Pharmaceuticals, Inc. (a)	182	1,285
Exelixis, Inc. (a)	68,300	820,283
Harvard Bioscience, Inc. (a)	382,311	1,678,345
Invitrogen Corp. (a)	46,000	3,225,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Myriad Genetics, Inc. (a)	11,500	$ 300,035
ONYX Pharmaceuticals, Inc. (a)	181,631	4,769,630
OSI Pharmaceuticals, Inc. (a)	65,900	2,115,390
QIAGEN NV (a)	630,400	9,399,264
Seattle Genetics, Inc. (a)	500	2,580
Sirna Therapeutics, Inc. (a)(d)	39,855	268,623
Stratagene Corp.	242,141	2,663,551
Theravance, Inc. (a)	30,300	849,612
		26,501,634
Health Care Equipment & Supplies - 3.9%
Beckman Coulter, Inc.	36,100	1,969,977
C.R. Bard, Inc.	34,900	2,366,569
Edwards Lifesciences Corp. (a)	31,500	1,370,250
Endocare, Inc. (a)	7,500	25,800
Epix Pharmaceuticals, Inc. (a)	17,200	60,200
Haemonetics Corp. (a)	136,675	6,938,990
IDEXX Laboratories, Inc. (a)	5,600	483,616
Millipore Corp. (a)	66,000	4,821,960
Neogen Corp. (a)	24,605	602,823
Somanetics Corp. (a)	44	972
St. Jude Medical, Inc. (a)	139,500	5,719,500
Strategic Diagnostics, Inc. (a)	239,400	794,808
Synthes, Inc.	10	1,097
Thermo Electron Corp. (a)	449,300	16,664,537
Ventana Medical Systems, Inc. (a)	20	835
Waters Corp. (a)	42,300	1,825,245
		43,647,179
Health Care Providers & Services - 5.6%
Aetna, Inc.	146,600	7,203,924
Allscripts Healthcare Solutions, Inc. (a)(d)	96,400	1,765,084
American Retirement Corp. (a)	51,872	1,328,961
Apollo Hospitals Enterprise Ltd.	53,559	609,971
Caremark Rx, Inc. (a)	35,300	1,736,054
Chemed Corp.	9,900	587,466
Covance, Inc. (a)	100,200	5,886,750
DaVita, Inc. (a)	31,600	1,902,636
Diagnosticos Da America SA (a)	25,000	643,484
Eclipsys Corp. (a)	112,342	2,652,395
Health Grades, Inc. (a)	43,815	233,530
Humana, Inc. (a)	220,000	11,583,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
ICON PLC sponsored ADR (a)	32,600	$ 1,593,814
IMS Health, Inc.	280,800	7,236,216
National Medical Health Card Systems, Inc. (a)	23,565	659,820
Omnicare, Inc.	184,200	10,129,158
Pharmaceutical Product Development, Inc.	600	20,766
PSS World Medical, Inc. (a)	1,000	19,290
ResCare, Inc. (a)	266,600	4,900,108
VCA Antech, Inc. (a)	35,397	1,008,107
Vital Images, Inc. (a)	9,600	327,168
		62,027,702
Pharmaceuticals - 1.0%
Allergan, Inc.	28,663	3,109,936
Dr. Reddy's Laboratories Ltd. sponsored ADR	8,200	257,480
Kos Pharmaceuticals, Inc. (a)	52,694	2,517,192
New River Pharmaceuticals, Inc. (a)	43,400	1,441,314
Ranbaxy Laboratories Ltd. sponsored GDR	13	128
Roche Holding AG:
(participation certificate)	26,114	3,887,657
sponsored ADR	8,000	595,600
ViroPharma, Inc. (a)	2,434	30,912
		11,840,219
TOTAL HEALTH CARE		144,016,734
INDUSTRIALS - 13.0%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc. (a)	26,900	2,075,873
Aviall, Inc. (a)	58,800	2,239,104
CAE, Inc.	176,300	1,386,002
Ceradyne, Inc. (a)	58,700	2,929,130
Esterline Technologies Corp. (a)	97,409	4,164,235
		12,794,344
Air Freight & Logistics - 0.1%
Hub Group, Inc. Class A (a)	36	1,641
UTI Worldwide, Inc.	23,400	739,440
		741,081
Airlines - 0.1%
ACE Aviation Holdings, Inc. Class A (a)	53,200	1,550,850
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.0%
Simpson Manufacturing Co. Ltd.	48	$ 2,078
Commercial Services & Supplies - 2.6%
Bennett Environmental, Inc. (a)	1,600	7,125
Bio-Treat Technology Ltd.	966,000	723,282
ChoicePoint, Inc. (a)	93,100	4,166,225
Cintas Corp.	98,026	4,177,868
Clean Harbors, Inc. (a)	18,600	551,862
Equifax, Inc.	134,300	5,001,332
Fullcast Co. Ltd. (d)	969	4,017,092
Intertek Group PLC	61,600	880,144
Midas International Holdings Ltd.	466,000	33,032
Monster Worldwide, Inc. (a)	58,200	2,901,852
Randstad Holdings NV	28,100	1,665,394
Ritchie Brothers Auctioneers, Inc.	4,300	212,850
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	2,494	2,310,747
Stericycle, Inc. (a)	29,598	2,001,417
Tele Atlas NV (a)	7,300	166,389
		28,816,611
Construction & Engineering - 0.8%
Daelim Industrial Co.	13,990	1,108,717
Fluor Corp.	14,900	1,278,420
Insituform Technologies, Inc. Class A (a)	11,272	299,835
Jacobs Engineering Group, Inc. (a)	43,400	3,764,516
Quanta Services, Inc. (a)	6,800	108,936
Shaw Group, Inc. (a)	50,430	1,533,072
Taihei Dengyo Kaisha Ltd.	59,000	524,266
United Group Ltd.	43,177	397,845
		9,015,607
Electrical Equipment - 2.9%
Crompton Greaves Ltd.	16,190	381,993
Energy Conversion Devices, Inc. (a)	28,500	1,401,630
General Cable Corp. (a)	51,010	1,547,133
Rockwell Automation, Inc.	348,378	25,051,860
Roper Industries, Inc.	11,800	573,834
Solar Integrated Technologies, Inc. (a)	122,700	777,991
SolarWorld AG	9,100	2,390,637
		32,125,078
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Fu Sheng Industrial Co. Ltd.	416,000	$ 490,226
Max India Ltd. (a)	62,313	1,241,919
		1,732,145
Machinery - 4.7%
AGCO Corp. (a)	515,345	10,688,255
Badger Meter, Inc.	52,700	3,002,846
Dover Corp.	47,800	2,321,168
Eicher Motors Ltd.	30,058	204,226
Flowserve Corp. (a)	104,000	6,067,360
Graco, Inc.	51,700	2,348,731
Harsco Corp.	157,000	12,971,340
Heidelberger Druckmaschinen AG	29,200	1,287,945
Krones AG	190	22,980
MMI Holdings Ltd.	2,130,000	1,001,702
Pentair, Inc.	147,100	5,994,325
Tata Motors Ltd.	69,015	1,445,205
Terex Corp. (a)	22,500	1,782,900
Valmont Industries, Inc.	52,780	2,218,871
Wabtec Corp.	37,600	1,225,760
		52,583,614
Marine - 0.0%
Hanjin Shipping Co. Ltd.	10	238
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	55,679	1,199,326
Old Dominion Freight Lines, Inc. (a)	24,400	657,580
		1,856,906
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	45,700	2,468,714
NuCo2, Inc. (a)	7,200	228,528
		2,697,242
Transportation Infrastructure - 0.1%
Hopewell Holdings Ltd.	228,000	661,155
NWS Holdings Ltd.	267,000	495,518
		1,156,673
TOTAL INDUSTRIALS		145,072,467
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.0%
Andrew Corp. (a)	95,800	$ 1,176,424
Avanex Corp. (a)	224,500	731,870
Avaya, Inc. (a)	109,000	1,231,700
Black Box Corp.	11,900	571,795
D-Link Corp.	221,000	233,198
Juniper Networks, Inc. (a)	40,900	782,008
NETGEAR, Inc. (a)	86	1,635
Powerwave Technologies, Inc. (a)	222,500	3,001,525
QUALCOMM, Inc.	224,500	11,361,945
Tekelec (a)	48,200	666,606
Tellabs, Inc. (a)	84,600	1,345,140
Zyxel Communications Corp.	346,000	578,825
		21,682,671
Computers & Peripherals - 1.9%
Apple Computer, Inc. (a)	138,051	8,658,559
Logitech International SA (Reg.) (a)	10,694	427,333
NEC Corp. sponsored ADR	261,800	1,843,072
Oberthur Card Systems (d)	96,500	862,972
SanDisk Corp. (a)	118,121	6,794,320
Seagate Technology	68,500	1,803,605
Unisteel Technology Ltd.	347,500	445,113
		20,834,974
Electronic Equipment & Instruments - 4.2%
CDW Corp.	190,620	11,217,987
FLIR Systems, Inc. (a)	51	1,449
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,833,485	11,353,898
Ibiden Co. Ltd.	17,500	884,552
International DisplayWorks, Inc. (a)	115,856	758,857
Itron, Inc. (a)	11,700	700,245
KEMET Corp. (a)	227,100	2,150,637
Keyence Corp.	2,200	571,890
Mettler-Toledo International, Inc. (a)	118,200	7,132,188
Molex, Inc.	36,450	1,210,140
National Instruments Corp.	100	3,262
Nidec Corp. sponsored ADR	39,300	803,685
Sunpower Corp. Class A	500	19,080
Vishay Intertechnology, Inc. (a)	677,400	9,646,176
Xyratex Ltd. (a)	1,800	56,700
		46,510,746
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
Art Technology Group, Inc. (a)	418,538	$ 1,343,507
Digitas, Inc. (a)	22,809	328,450
eCollege.com (a)	119,671	2,254,602
iVillage, Inc. (a)	23,500	197,635
RealNetworks, Inc. (a)	637,472	5,259,144
SonicWALL, Inc. (a)	188,448	1,336,096
Tencent Holdings Ltd.	327,000	549,976
ValueClick, Inc. (a)	131,121	2,218,567
VeriSign, Inc. (a)	75,100	1,801,649
Yahoo! Japan Corp.	932	568,471
		15,858,097
IT Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	84	5,011
ManTech International Corp. Class A (a)	28,400	943,448
StarTek, Inc.	4,900	115,444
		1,063,903
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	106,000	3,514,960
Altera Corp. (a)	59,000	1,217,760
Analog Devices, Inc.	33,500	1,282,715
ASML Holding NV (NY Shares) (a)	290,100	5,909,337
Axcelis Technologies, Inc. (a)	71,083	416,546
Cypress Semiconductor Corp. (a)	105,000	1,779,750
Integrated Device Technology, Inc. (a)	106,000	1,575,160
Intersil Corp. Class A	65,700	1,900,044
Lam Research Corp. (a)	10,400	447,200
Mattson Technology, Inc. (a)	223,443	2,681,316
MEMC Electronic Materials, Inc. (a)	129,300	4,773,756
Saifun Semiconductors Ltd.	6,200	192,820
Teradyne, Inc. (a)	18,500	286,935
Veeco Instruments, Inc. (a)	128,600	3,002,810
Zoran Corp. (a)	350,380	7,666,314
		36,647,423
Software - 2.0%
Cognos, Inc. (a)	117,100	4,555,385
Hyperion Solutions Corp. (a)	59,859	1,951,403
KOEI Co. Ltd. (d)	70,300	1,460,167
Manhattan Associates, Inc. (a)	11,103	244,266
Nuance Communications, Inc. (a)	96,250	1,136,713
Open Solutions, Inc. (a)	252,843	6,905,142
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Opsware, Inc. (a)	100,500	$ 861,285
Plato Learning, Inc. (a)	38,988	369,996
Quality Systems, Inc.	40,800	1,350,480
Symantec Corp. (a)	186,900	3,145,527
THQ, Inc. (a)	28,550	739,160
		22,719,524
TOTAL INFORMATION TECHNOLOGY		165,317,338
MATERIALS - 9.8%
Chemicals - 3.2%
Airgas, Inc.	294,357	11,506,415
Asian Paints India Ltd.	144,260	2,094,363
Ecolab, Inc.	175,700	6,711,740
International Flavors & Fragrances, Inc.	136,800	4,694,976
Kuraray Co. Ltd.	27,500	323,323
Monsanto Co.	29,000	2,457,750
Nitto Denko Corp.	16,800	1,425,749
Praxair, Inc.	29,600	1,632,440
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	3,800	216,448
Tokuyama Corp.	266,000	4,510,351
United Phosphorous Ltd.	45	265
		35,573,820
Construction Materials - 0.1%
Florida Rock Industries, Inc.	14,850	834,867
Containers & Packaging - 0.0%
Essel Propack Ltd.	46,875	471,489
Silgan Holdings, Inc.	188	7,552
		479,041
Metals & Mining - 6.1%
Agnico-Eagle Mines Ltd.	197,300	6,003,313
Barrick Gold Corp.	18,800	511,498
Boliden AB	147,100	2,256,309
Coeur d'Alene Mines Corp. (a)	213,600	1,401,216
Compania de Minas Buenaventura SA sponsored ADR	78,400	1,935,696
Fording Canadian Coal Trust	17,800	674,531
Freeport-McMoRan Copper & Gold, Inc. Class B	220,200	13,161,354
Goldcorp, Inc.	34,000	994,930
Golden Star Resources Ltd. (a)	4,700	14,852
Harmony Gold Mining Co. Ltd. (a)	179,700	2,853,636
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Hecla Mining Co. (a)(d)	18,800	$ 124,268
High River Gold Mines Ltd. (a)	246,900	496,887
IAMGOLD Corp.	39,200	337,381
Kinross Gold Corp. (a)	1,114,000	12,144,575
Newmont Mining Corp.	376,200	19,521,018
Nucor Corp.	9,000	943,110
Phelps Dodge Corp.	11,200	901,936
Royal Gold, Inc. (d)	15,400	557,326
Teck Cominco Ltd. Class B (sub. vtg.)	49,800	3,204,566
		68,038,402
Paper & Forest Products - 0.4%
Lee & Man Paper Manufacturing Ltd.	1,598,000	2,152,182
Sino-Forest Corp. (a)	398,500	2,235,313
		4,387,495
TOTAL MATERIALS		109,313,625
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. (a)	190,000	1,292,000
Wireless Telecommunication Services - 0.8%
@Road, Inc. (a)	145,572	738,050
America Movil SA de CV Series L sponsored ADR	39,700	1,360,122
Bharti Televentures Ltd. (a)	183,161	1,747,562
NII Holdings, Inc. (a)	42,658	2,515,542
USA Mobility, Inc.	73,160	2,083,597
		8,444,873
TOTAL TELECOMMUNICATION SERVICES		9,736,873
UTILITIES - 1.5%
Gas Utilities - 0.3%
SEMCO Energy, Inc. (a)	255,700	1,416,578
Xinao Gas Holdings Ltd.	2,070,000	1,920,829
		3,337,407
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	624,800	10,659,088
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Black Hills Corp.	29,300	$ 996,200
Malakoff BHD	91,700	227,812
		11,883,100
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	14,900	954,196
TOTAL UTILITIES		16,174,703
TOTAL COMMON STOCKS (Cost $891,053,676)		1,049,182,892
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 4.77% (b)	65,205,711	65,205,711
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	13,869,651	13,869,651
TOTAL MONEY MARKET FUNDS (Cost $79,075,362)		79,075,362
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $970,129,038)		1,128,258,254
NET OTHER ASSETS - (1.4)%		(15,526,720)
NET ASSETS - 100%		$ 1,112,731,534
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 791,585
Fidelity Securities Lending Cash Central Fund	54,673
Total	$ 846,258
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $972,497,154. Net unrealized appreciation aggregated $155,761,100, of which $169,402,520 related to appreciated investment securities and $13,641,420 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2006

1.799881.102

SI-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.2%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 6,685	$ 3,819
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.0%
Solectron Corp. 0.5% 2/15/34		3,020	2,341
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		4,190	2,014
ON Semiconductor Corp. 0% 4/15/24		450	410
			2,424
TOTAL INFORMATION TECHNOLOGY			4,765
TOTAL CONVERTIBLE BONDS			8,584
Nonconvertible Bonds - 35.0%
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.8%
Affinia Group, Inc. 9% 11/30/14		3,475	3,006
Delco Remy International, Inc.:
9.375% 4/15/12		590	286
11% 5/1/09		695	348
Goodyear Tire & Rubber Co. 9% 7/1/15		11,380	11,579
Stoneridge, Inc. 11.5% 5/1/12		35	32
Tenneco, Inc. 8.625% 11/15/14		5,980	5,980
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,753	4,044
11% 2/15/13		2,988	3,354
United Components, Inc. 9.375% 6/15/13		360	349
Visteon Corp. 7% 3/10/14		2,390	1,840
			30,818
Automobiles - 0.1%
Fiat Finance & Trade Ltd. 5.75% 5/25/06	EUR	1,000	1,215
Renault SA 0.3475% 4/23/07 (j)	JPY	200,000	1,694
			2,909
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.1%
Service Corp. International (SCI):
6.75% 4/1/16		$ 2,800	$ 2,772
7% 6/15/17 (g)		2,420	2,456
			5,228
Hotels, Restaurants & Leisure - 2.3%
Carrols Corp. 9% 1/15/13		4,095	4,146
Festival Fun Parks LLC 10.875% 4/15/14 (g)(h)		1,330	1,347
Galaxy Entertainment Finance Co. Ltd.:
9.655% 12/15/10 (g)(j)		1,470	1,525
9.875% 12/15/12 (g)		1,110	1,149
Gaylord Entertainment Co.:
6.75% 11/15/14		9,210	8,991
8% 11/15/13		920	955
Herbst Gaming, Inc.:
7% 11/15/14		2,500	2,494
8.125% 6/1/12		835	868
ITT Corp. 7.375% 11/15/15		2,560	2,784
Kerzner International Ltd. 6.75% 10/1/15		7,250	7,685
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,935	2,832
Mandalay Resort Group:
6.375% 12/15/11		4,220	4,173
6.5% 7/31/09		1,995	1,995
MGM MIRAGE:
6% 10/1/09		1,050	1,036
6.625% 7/15/15		3,140	3,089
6.75% 9/1/12		1,310	1,308
6.75% 4/1/13 (g)(h)		2,230	2,222
6.875% 4/1/16 (g)(h)		8,230	8,179
8.5% 9/15/10		435	465
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	2,127
Penn National Gaming, Inc. 6.75% 3/1/15		1,375	1,378
Scientific Games Corp. 6.25% 12/15/12		660	646
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,495
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,502
7.875% 5/1/12		985	1,076
Station Casinos, Inc.:
6% 4/1/12		1,790	1,770
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.: - continued
6.5% 2/1/14		$ 1,670	$ 1,651
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,035	3,801
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,817
Vail Resorts, Inc. 6.75% 2/15/14		5,060	5,003
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	720
9% 1/15/12		575	584
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		472	498
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	768
			85,079
Household Durables - 0.6%
D.R. Horton, Inc. 7.875% 8/15/11		170	182
Fortune Brands, Inc. 4% 1/30/13	EUR	1,100	1,296
Goodman Global Holdings, Inc. 7.4913% 6/15/12 (j)		4,180	4,253
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		730	700
6.25% 1/15/15		1,320	1,210
7.75% 5/15/13		5,480	5,398
Kimball Hill, Inc. 10.5% 12/15/12 (g)		2,210	2,100
Meritage Homes Corp. 6.25% 3/15/15		1,790	1,584
Standard Pacific Corp.:
7.75% 3/15/13		750	728
9.25% 4/15/12		1,240	1,274
Technical Olympic USA, Inc.:
7.5% 1/15/15		4,290	3,743
10.375% 7/1/12		760	766
			23,234
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	727
Media - 4.3%
AMC Entertainment, Inc. 11% 2/1/16 (g)		2,610	2,701
Cablevision Systems Corp. 8% 4/15/12		2,765	2,689
CanWest Media, Inc. 8% 9/15/12		860	864
CCH I Holdings LLC/CCH I Capital Corp. 0% 5/15/14 (e)		830	427
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCH I LLC / CCH I Capital Corp. 11% 10/1/15		$ 8,148	$ 6,783
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		2,720	2,686
10.25% 9/15/10 (g)		3,850	3,773
CSC Holdings, Inc.:
7% 4/15/12 (g)(j)		3,730	3,627
7.625% 4/1/11		2,580	2,586
7.625% 7/15/18		22,500	22,247
7.875% 2/15/18		15,015	15,015
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,612
6.625% 10/1/14		9,095	8,822
Globo Comunicacoes e Participacoes SA:
(Reg. S):
7.375% 10/20/11 (f)		9,333	9,287
10.25% 10/20/11 (f)		515	515
10.25% 10/20/11 (f)(g)		195	195
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	791
Houghton Mifflin Co.:
0% 10/15/13 (e)		7,235	6,186
8.25% 2/1/11		1,905	1,979
9.875% 2/1/13		6,890	7,501
iesy Repository GmbH 10.375% 2/15/15 (g)		2,970	2,955
Innova S. de R.L. 9.375% 9/19/13		14,765	16,537
Liberty Media Corp.:
5.7% 5/15/13		8,315	7,775
8.5% 7/15/29		5,320	5,228
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	9
PanAmSat Corp.:
6.375% 1/15/08		490	489
9% 8/15/14		2,860	3,024
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,493
10.375% 9/1/14 (g)		11,090	12,421
Sun Media Corp. Canada 7.625% 2/15/13		635	652
Vertis, Inc.:
10.875% 6/15/09		3,775	3,728
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Vertis, Inc.: - continued
13.5% 12/7/09 (g)		$ 1,530	$ 1,232
Videotron Ltee 6.875% 1/15/14		550	553
			160,382
Multiline Retail - 0.4%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,449
Neiman Marcus Group, Inc.:
9% 10/15/15 (g)		4,940	5,249
10.375% 10/15/15 (g)		4,300	4,569
Pinault Printemps-Redoute SA 5% 1/23/09	EUR	2,000	2,494
			14,761
Textiles, Apparel & Luxury Goods - 0.3%
AAC Group Holding Corp. 0% 10/1/12 (e)		4,545	3,545
Levi Strauss & Co.:
8.875% 4/1/16 (g)		4,460	4,477
9.75% 1/15/15		3,880	4,093
			12,115
TOTAL CONSUMER DISCRETIONARY			335,253
CONSUMER STAPLES - 0.4%
Food Products - 0.3%
Dean Foods Co.:
6.625% 5/15/09		90	92
6.9% 10/15/17		979	989
Doane Pet Care Co.:
10.625% 11/15/15		1,675	1,776
10.75% 3/1/10		800	864
Hines Nurseries, Inc. 10.25% 10/1/11		370	360
Michael Foods, Inc. 8% 11/15/13		420	423
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	905
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		1,909	1,814
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		3,250	2,633
Swift & Co. 12.5% 1/1/10		530	533
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	800	981
			11,370
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		$ 260	$ 274
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	481
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	1,775
TOTAL CONSUMER STAPLES			13,900
ENERGY - 3.9%
Energy Equipment & Services - 0.7%
CHC Helicopter Corp. 7.375% 5/1/14		6,185	6,309
Hanover Compressor Co.:
7.5% 4/15/13		530	531
8.625% 12/15/10		490	510
9% 6/1/14		4,260	4,558
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,020	1,084
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		6,630	7,779
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,652
SESI LLC 8.875% 5/15/11		60	63
			24,486
Oil, Gas & Consumable Fuels - 3.2%
ANR Pipeline, Inc.:
7.375% 2/15/24		2,165	2,219
8.875% 3/15/10		2,520	2,671
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (g)		4,710	4,910
Chaparral Energy, Inc. 8.5% 12/1/15 (g)		2,530	2,631
Chesapeake Energy Corp.:
6.5% 8/15/17		3,655	3,614
6.5% 8/15/17 (g)		3,700	3,658
7% 8/15/14		865	887
7.5% 6/15/14		850	890
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,160
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,440
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,671
EXCO Resources, Inc. 7.25% 1/15/11		570	569
Forest Oil Corp. 8% 12/15/11		480	516
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gaz Capital SA Luxembourg 7.8% 9/27/10	EUR	1,400	$ 1,913
Grupo TMM SA de CV 10.5% 8/1/07 (g)		1,628	1,628
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,152
Houston Exploration Co. 7% 6/15/13		410	400
InterNorth, Inc. 9.625% 3/15/06 (c)		935	383
Massey Energy Co. 6.875% 12/15/13 (g)		2,350	2,306
MOL Hungarian Oil & Gas 3.875% 10/5/15	EUR	700	779
Pan American Energy LLC 7.125% 10/27/09 (g)		2,475	2,487
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	871
7.75% 9/28/49		13,494	13,777
8.625% 2/1/22		5,490	6,478
Petrobras Energia SA 9.375% 10/30/13		2,495	2,732
Petrozuata Finance, Inc. 8.22% 4/1/17 (g)		1,350	1,330
Plains Exploration & Production Co. 8.75% 7/1/12		1,610	1,703
Pogo Producing Co. 6.875% 10/1/17		4,290	4,247
Range Resources Corp. 7.375% 7/15/13		2,190	2,278
Ship Finance International Ltd. 8.5% 12/15/13		7,015	6,594
Targa Resources, Inc. / Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,220	1,272
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,199
Venoco, Inc. 8.75% 12/15/11		1,470	1,481
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,068
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		1,820	1,838
Williams Companies, Inc.:
6.375% 10/1/10 (g)		4,230	4,188
7.625% 7/15/19		9,487	9,942
7.75% 6/15/31		1,235	1,300
7.875% 9/1/21		2,950	3,197
8.75% 3/15/32		2,510	2,869
YPF SA 10% 11/2/28		3,660	4,328
			120,576
TOTAL ENERGY			145,062
FINANCIALS - 4.2%
Capital Markets - 0.2%
Banco BPI SA 0.1219% 2/12/07 (j)	JPY	100,000	846
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Bank of Scotland International Australia Ltd. 4.0357% 9/7/06 (j)	CAD	1,500	$ 1,285
E*TRADE Financial Corp. 7.375% 9/15/13		1,240	1,271
Merrill Lynch & Co., Inc. 0.4025% 5/28/08 (j)	JPY	200,000	1,705
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	800	958
			6,065
Commercial Banks - 1.1%
Australia & New Zealand Banking Group Ltd. 4.1229% 12/29/06 (j)	CAD	1,500	1,285
Bank of Tokyo-Mitsub Ltd.(OLD) 3.5% 12/16/15 (j)	EUR	1,150	1,357
Bank Tokyo-Mitsubishi UFJ Ltd. 0.7075% 5/29/11 (j)	JPY	200,000	1,700
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	2,410	1,143
Commonwealth Bank of Australia 4.0257% 11/28/06 (j)	CAD	1,750	1,499
Dresdner Bank AG 10.375% 8/17/09 (g)		6,040	6,591
European Investment Bank 4% 10/15/37	EUR	2,600	3,040
Kazkommerts International BV 5.125% 3/23/11	EUR	1,750	2,099
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	4,931
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		3,585	3,621
Rabobank Nederland 3.9357% 2/23/07 (j)	CAD	250	214
Standard Chartered Bank PLC 3.625% 2/3/17 (f)	EUR	385	454
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375% 10/15/49 (j)	EUR	2,000	2,361
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		8,790	9,438
			39,733
Consumer Finance - 1.3%
Ford Credit Europe PLC 3.772% 9/30/09 (j)	EUR	1,500	1,628
Ford Motor Credit Co. 6.625% 6/16/08		7,650	7,241
General Motors Acceptance Corp.:
6% 10/16/06	EUR	2,000	2,416
6.75% 12/1/14		9,520	8,497
6.875% 9/15/11		5,190	4,801
6.875% 8/28/12		6,460	5,959
8% 11/1/31		19,175	17,929
			48,471
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.7%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (g)		$ 1,000	$ 1,250
BAT International Finance PLC 3.338% 4/3/06 (j)	EUR	1,500	1,818
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	16,600	14,411
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		955	926
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	1,500	1,705
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,205
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	1,300	1,559
MUFG Capital Finance 3 Ltd. 2.68% (j)	JPY	150,000	1,254
Volkswagen International Finance NV 0.4013% 11/30/07 (j)	JPY	200,000	1,700
			26,828
Insurance - 0.1%
Brit Insurance Holdings PLC 6.625% 12/9/30 (j)	GBP	500	861
Eureko BV 5.125% 6/29/49 (j)	EUR	1,500	1,842
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	1,200	1,407
Old Mutual PLC 5% (j)	EUR	600	717
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	946
			5,773
Real Estate - 0.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,630	3,585
8.125% 6/1/12		4,955	5,091
BF Saul REIT 7.5% 3/1/14		3,400	3,451
Senior Housing Properties Trust:
7.875% 4/15/15		2,641	2,760
8.625% 1/15/12		4,370	4,785
			19,672
Thrifts & Mortgage Finance - 0.3%
Residential Capital Corp.:
6.375% 6/30/10		6,985	7,037
6.875% 6/30/15		3,885	4,050
			11,087
TOTAL FINANCIALS			157,629
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12		$ 1,675	$ 1,587
Health Care Equipment & Supplies - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,836
Health Care Providers & Services - 0.5%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,973
CRC Health Group, Inc. 10.75% 2/1/16 (g)		1,880	1,932
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,068
HCA, Inc.:
5.75% 3/15/14		745	696
6.75% 7/15/13		1,685	1,671
Psychiatric Solutions, Inc. 10.625% 6/15/13		197	222
Rural/Metro Corp. 9.875% 3/15/15		1,700	1,836
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		5,480	5,713
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (g)		3,040	3,101
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,372
			20,584
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,506
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,847
VWR International, Inc.:
6.875% 4/15/12		115	113
8% 4/15/14		330	329
			3,795
TOTAL HEALTH CARE			27,802
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.1%
Hexcel Corp. 6.75% 2/1/15		2,350	2,327
Orbimage Holdings, Inc. 14.2% 7/1/12 (g)(j)		1,720	1,866
			4,193
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		4,071	3,746
7.379% 11/23/17		815	733
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		$ 88	$ 83
6.9% 7/2/18		661	622
8.312% 10/2/12		601	571
8.388% 5/1/22		802	770
9.798% 4/1/21		2,787	2,885
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		12,630	3,363
8.3% 12/15/29 (c)		7,950	2,137
10% 8/15/08 (c)		750	196
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		1,280	1,280
Northwest Airlines, Inc. 10.5% 4/1/09 (c)		173	62
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		221	218
7.248% 7/2/14		487	63
7.95% 9/1/16		43	43
8.07% 1/2/15		1,320	1,109
NWA Trust 10.23% 6/21/14		248	236
			18,117
Building Products - 0.1%
ACIH, Inc. 0% 12/15/12 (e)(g)		300	234
Maax Holdings, Inc. 0% 12/15/12 (e)		4,470	1,565
NTK Holdings, Inc. 0% 3/1/14 (e)		3,805	2,778
			4,577
Commercial Services & Supplies - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	156
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,142
Allied Waste North America, Inc. 6.5% 11/15/10		830	818
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,509
9.25% 5/1/21		680	700
FTI Consulting, Inc. 7.625% 6/15/13		720	745
Mac-Gray Corp. 7.625% 8/15/15		680	697
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)		550	616
Williams Scotsman, Inc. 8.5% 10/1/15		2,850	2,911
			10,294
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		$ 1,250	$ 1,306
Electrical Equipment - 0.3%
ABB International Finance Ltd. 11% 1/15/08 (j)	EUR	1,800	2,446
General Cable Corp. 9.5% 11/15/10		3,055	3,254
Polypore, Inc. 0% 10/1/12 (e)		5,840	3,679
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	875
			10,254
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15 (g)		1,160	1,195
Cummins, Inc.:
7.125% 3/1/28		2,250	2,295
9.5% 12/1/10 (j)		320	342
Invensys PLC 9.875% 3/15/11 (g)		295	313
			4,145
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		539	595
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		1,424	1,182
OMI Corp. 7.625% 12/1/13		6,125	6,278
Ultrapetrol Bahamas Ltd. 9% 11/24/14		1,795	1,705
			9,760
Road & Rail - 0.4%
Hertz Corp. 8.875% 1/1/14 (g)		3,820	3,973
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,212
9.5% 10/1/08		1,350	1,448
TFM SA de CV:
9.375% 5/1/12		6,450	7,095
yankee 10.25% 6/15/07		865	904
			16,632
Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 9.25% 8/15/13		550	572
Ashtead Holdings PLC 8.625% 8/1/15 (g)		1,190	1,229
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (g)		9,840	10,726
			12,527
TOTAL INDUSTRIALS			91,805
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.5%
L-3 Communications Corp. 6.375% 10/15/15		$ 3,840	$ 3,782
Lucent Technologies, Inc.:
6.45% 3/15/29		12,535	11,344
6.5% 1/15/28		2,260	2,011
			17,137
Electronic Equipment & Instruments - 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11		970	970
Celestica, Inc. 7.875% 7/1/11		9,010	9,213
			10,183
IT Services - 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,325
7.75% 1/15/15		4,830	4,866
8.25% 7/1/11		535	542
8.625% 4/1/13		2,900	3,009
SunGard Data Systems, Inc.:
9.125% 8/15/13 (g)		5,280	5,570
9.4306% 8/15/13 (g)(j)		2,830	2,979
10.25% 8/15/15 (g)		3,625	3,806
			31,097
Office Electronics - 0.9%
Xerox Capital Trust I 8% 2/1/27		4,585	4,745
Xerox Corp.:
6.4% 3/15/16		5,000	4,963
6.875% 8/15/11		3,240	3,321
7.125% 6/15/10		3,720	3,850
7.2% 4/1/16		3,345	3,529
7.625% 6/15/13		12,425	13,077
			33,485
Semiconductors & Semiconductor Equipment - 0.6%
Avago Technologies Finance Ltd.:
10.32% 6/1/13 (g)(j)		4,560	4,765
11.875% 12/1/15 (g)		2,295	2,496
Freescale Semiconductor, Inc. 7.125% 7/15/14		8,740	9,068
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,785
Viasystems, Inc. 10.5% 1/15/11		4,065	4,045
			22,159
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
SERENA Software, Inc. 10.375% 3/15/16 (g)		$ 780	$ 819
TOTAL INFORMATION TECHNOLOGY			114,880
MATERIALS - 3.0%
Chemicals - 1.0%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	3,979
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		8,045	8,870
Braskem SA:
(Reg. S) 11.75% 1/22/14		1,185	1,449
11.75% 1/22/14 (g)		2,230	2,726
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		1,380	1,090
Series B, 0% 10/1/14 (e)		12,655	9,871
Huntsman LLC 11.625% 10/15/10		466	531
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		6,095	5,211
Lyondell Chemical Co. 11.125% 7/15/12		930	1,021
Phibro Animal Health Corp. 13% 12/1/07 unit		1,575	1,622
			36,370
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		630	650
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	643
BWAY Corp. 10% 10/15/10		1,175	1,240
Constar International, Inc. 11% 12/1/12		2,085	1,626
Crown Cork & Seal Finance PLC yankee 7% 12/15/06		830	834
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	330
7.5% 12/15/96		3,685	2,966
8% 4/15/23		2,980	2,868
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	875
7.75% 5/15/11		320	334
8.25% 5/15/13		3,390	3,543
8.75% 11/15/12		2,325	2,482
8.875% 2/15/09		1,170	1,217
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Finance 5.625% 7/19/06	EUR	250	$ 305
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		980	1,083
			20,346
Metals & Mining - 1.2%
AK Steel Corp. 7.75% 6/15/12		3,055	3,070
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,330	1,237
0% 6/1/13 (e)		2,260	2,034
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		2,500	2,825
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		3,860	4,019
Edgen Acquisition Corp. 9.875% 2/1/11		1,340	1,337
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,221
10.125% 2/1/10		2,030	2,192
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,469
Gerdau SA 8.875% (g)		2,590	2,700
International Steel Group, Inc. 6.5% 4/15/14		7,220	7,176
Ispat Inland ULC 9.75% 4/1/14		932	1,053
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		5,460	5,515
RathGibson, Inc. 11.25% 2/15/14 (g)		2,580	2,683
Steel Dynamics, Inc. 9.5% 3/15/09		2,155	2,263
			43,794
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.:
7.375% 12/1/25		2,095	2,009
8% 1/15/24		4,215	4,273
8.875% 5/15/31		1,095	1,172
Millar Western Forest Products Ltd. 7.75% 11/15/13		1,835	1,413
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.:
10.93% 5/1/12 (j)		$ 1,770	$ 1,885
12% 5/1/13		1,930	2,012
			12,764
TOTAL MATERIALS			113,924
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 3.4%
AT&T Corp. 7.75% 11/21/06 (j)	EUR	1,250	1,538
Citizens Communications Co. 9% 8/15/31		6,725	7,196
Empresa Brasileira de Telecomm SA 11% 12/15/08		2,576	2,853
Eschelon Operating Co.:
8.375% 3/15/10		876	832
8.375% 3/15/10		1,320	1,254
Level 3 Financing, Inc.:
11.4238% 3/15/11 (g)(j)		3,050	3,103
12.25% 3/15/13 (g)		3,290	3,405
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,200
New Skies Satellites BV:
9.125% 11/1/12		3,145	3,373
9.5725% 11/1/11 (j)		750	765
NTL Cable PLC 8.75% 4/15/14		6,865	7,019
PanAmSat Holding Corp. 0% 11/1/14 (e)		5,375	3,857
Qwest Corp.:
7.875% 9/1/11		2,980	3,181
8.16% 6/15/13 (j)		9,470	10,322
8.875% 3/15/12		25,740	28,764
Telecom Egypt SAE:
10.7% 2/4/10 (j)	EGP	3,565	646
10.95% 2/4/10	EGP	3,565	653
Telefonica de Argentina SA 9.125% 11/7/10		6,527	6,821
Telefonica del Peru SA 8% 4/11/16 (g)	PEN	4,402	1,275
Telenet Group Holding NV 0% 6/15/14 (e)(g)		10,537	8,798
U.S. West Communications:
6.875% 9/15/33		10,178	9,796
7.125% 11/15/43		220	215
7.2% 11/10/26		3,115	3,185
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.25% 9/15/25		$ 1,780	$ 1,851
7.25% 10/15/35		3,210	3,226
7.5% 6/15/23		1,880	1,927
8.875% 6/1/31		340	357
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		3,720	4,008
			128,420
Wireless Telecommunication Services - 3.2%
American Tower Corp. 7.125% 10/15/12		10,745	11,175
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,681
Centennial Communications Corp. 10.25% 1/1/13 (j)		3,245	3,350
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		2,460	2,515
Digicel Ltd. 9.25% 9/1/12 (g)		1,880	2,012
Inmarsat Finance II PLC 0% 11/15/12 (e)		15,275	12,946
Inmarsat Finance PLC 7.625% 6/30/12		414	424
Intelsat Ltd.:
6.5% 11/1/13		6,705	5,012
7.625% 4/15/12		12,405	10,234
Intelsat Subsidiary Holding Co. Ltd. 9.6094% 1/15/12 (j)		4,860	4,939
Millicom International Cellular SA 10% 12/1/13		5,695	6,307
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		8,240	8,384
8.375% 10/14/10 (g)		9,120	9,439
Nextel Communications, Inc.:
5.95% 3/15/14		1,150	1,143
6.875% 10/31/13		6,365	6,588
7.375% 8/1/15		15,530	16,233
Rogers Communications, Inc. 8.035% 12/15/10 (j)		1,740	1,790
Telecom Personal SA 9.25% 12/22/10 (g)		4,060	4,182
UbiquiTel Operating Co. 9.875% 3/1/11		1,705	1,888
Vodafone Group PLC 5.9% 11/26/32	GBP	850	1,560
			117,802
TOTAL TELECOMMUNICATION SERVICES			246,222
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.8%
Electric Utilities - 0.2%
AES Gener SA 7.5% 3/25/14		$ 3,410	$ 3,495
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,646
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,170	1,205
			8,346
Gas Utilities - 1.3%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp. 7.125% 5/20/16		6,000	5,940
Colorado Interstate Gas Co. 6.8% 11/15/15 (g)		5,320	5,413
Dynegy Holdings, Inc. 8.375% 5/1/16 (g)(h)		2,090	2,090
Northwest Pipeline Corp.:
6.625% 12/1/07		285	288
8.125% 3/1/10		400	420
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,571
8% 3/1/32		4,170	4,608
8.875% 3/15/10		2,600	2,756
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	544
7.5% 4/1/17		7,600	8,099
7.625% 4/1/37		1,035	1,082
8.375% 6/15/32		1,155	1,322
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	342
8.875% 7/15/12		1,455	1,651
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (f)		6,191	6,083
			48,209
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
6.4% 7/15/06 (c)		545	223
6.625% 11/15/05 (c)		2,200	902
6.725% 11/17/08 (c)(j)		684	275
6.75% 8/1/09 (c)		550	226
6.875% 10/15/07 (c)		1,330	545
6.95% 7/15/28 (c)		1,204	485
7.125% 5/15/07 (c)		235	96
7.375% 5/15/19 (c)		1,400	574
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
7.875% 6/15/03 (c)		$ 235	$ 96
8.375% 5/23/05 (c)		2,500	1,050
9.125% 4/1/03 (c)		50	21
9.875% 6/15/03 (c)		220	90
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,158	1,166
			5,749
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		1,615	2,188
TECO Energy, Inc. 6.75% 5/1/15		1,020	1,051
Utilicorp United, Inc. 9.95% 2/1/11 (j)		780	868
			4,107
TOTAL UTILITIES			66,411
TOTAL NONCONVERTIBLE BONDS			1,312,888
TOTAL CORPORATE BONDS (Cost $1,295,691)			1,321,472
U.S. Government and Government Agency Obligations - 25.8%

U.S. Government Agency Obligations - 10.2%
Fannie Mae:
3.25% 1/15/08		68,580	66,466
3.25% 2/15/09		6,040	5,743
4.25% 5/15/09		9,450	9,219
4.5% 10/15/08		1,250	1,234
4.625% 1/15/08		13,254	13,150
4.625% 10/15/13		248	240
4.75% 12/15/10		93,823	92,224
4.875% 4/15/09		12,100	12,017
6% 5/15/11		7,675	7,957
6.125% 3/15/12		900	943
6.25% 2/1/11		380	394
6.375% 6/15/09		16,590	17,190
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank:
2.25% 5/15/06		$ 16,150	$ 16,098
3.75% 9/28/06		1,825	1,813
3.8% 12/22/06		450	446
5.8% 9/2/08		1,680	1,704
Freddie Mac:
2.75% 8/15/06		350	347
2.875% 12/15/06		2,810	2,767
3.55% 11/15/07		31,811	31,043
4% 8/17/07		521	513
4.125% 4/2/07		3,824	3,787
4.125% 10/18/10 (h)		65,000	62,328
4.25% 7/15/09		12,395	12,069
4.875% 2/17/09		9,051	9,002
4.875% 11/15/13		5,480	5,368
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		18	18
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,856
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,317
4.974% 8/15/13		1,515	1,486
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,591	1,561
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			383,300
U.S. Treasury Inflation Protected Obligations - 2.9%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		13,459	16,556
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		22,500	21,315
1.875% 7/15/13		49,858	48,426
2% 1/15/14		22,210	21,681
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			107,978
U.S. Treasury Obligations - 12.7%
U.S. Treasury Bonds 6.125% 8/15/29		68,250	78,248
U.S. Treasury Notes:
3.375% 9/15/09		64,224	61,294
3.625% 4/30/07		14,949	14,755
3.75% 5/15/08		102,729	100,505
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 7/31/07		$ 37,101	$ 36,630
4% 8/31/07		542	536
4% 3/15/10		9,500	9,220
4.25% 11/15/13		7,930	7,617
4.25% 8/15/14		67,500	64,607
4.25% 11/15/14		40,920	39,111
4.5% 11/15/15		16,500	16,011
4.75% 5/15/14		50,662	50,219
TOTAL U.S. TREASURY OBLIGATIONS			478,753
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $989,824)			970,031
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 2.3%
4% 5/1/19		35	33
4.5% 12/1/18		7,101	6,803
4.5% 4/1/21 (i)		5,702	5,450
4.615% 7/1/34 (j)		5,720	5,689
4.761% 11/1/33 (h)(j)		4,535	4,499
4.895% 11/1/35 (j)		2,887	2,871
5% 3/1/18 to 11/1/35 (i)		24,333	23,274
5.039% 5/1/35 (j)		3,732	3,697
5.5% 5/1/11 to 11/1/35 (i)		30,128	29,833
5.5% 4/1/36 (i)		984	960
6% 8/1/13 to 1/1/26		107	109
6.5% 6/1/24 to 3/1/35		1,876	1,919
7% 9/1/25		5	5
7.5% 1/1/28		87	91
TOTAL FANNIE MAE			85,233
Freddie Mac - 0.1%
4.704% 9/1/35 (j)		5,900	5,828
8.5% 3/1/20		24	25
TOTAL FREDDIE MAC			5,853
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		$ 56	$ 57
6.5% 4/15/26 to 5/15/26		54	56
7% 9/15/25 to 8/15/31		121	127
7.5% 2/15/22 to 8/15/28		239	251
8% 9/15/26 to 12/15/26		34	36
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			527
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $93,259)			91,613
Asset-Backed Securities - 0.3%

Affinity PLC Series 2002-A CLass C, 5.9744% 5/15/09 (j)	GBP	790	1,381
Arran Master Trust Series 2005-B Class A3, 5% 12/15/12 (j)	GBP	450	781
Driver One GmbH Series 1 Class B, 2.864% 5/21/10 (j)	EUR	510	618
Greene King Finance PLC Series A1, 5.29% 6/15/31 (j)	GBP	1,000	1,737
Lambda Finance BV Series 2005-1X Class C1, 5.3688% 11/15/29 (j)	GBP	500	868
MBNA Credit Card Master Note Trust Series 2003-B4, 5.45% 9/17/13	GBP	1,500	2,646
Punch Taverns Finance PLC 4.9206% 4/15/09 (j)	GBP	670	1,168
Sedna Finance Corp.:
3.348% 12/23/14 (j)	EUR	500	606
3.451% 3/15/16 (j)	EUR	1,150	1,398
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	110
Whinstone Capital Management Ltd. Series 1X Class B2, 3.424% 10/25/44 (j)	EUR	500	608
TOTAL ASSET-BACKED SECURITIES (Cost $12,402)			11,921
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.0%
Granite Mortgages PLC 2.875% 1/20/43 (j)	EUR	400	486
Holmes Financing No. 8 PLC floater Series 3 Class C, 3.357% 7/15/40 (j)	EUR	500	610
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Private Sponsor - continued
Mortgages PLC Series 6 Class A1, 5.6675% 1/31/27 (j)	GBP	307	$ 534
Permanent Financing No. 1 PLC 5.1% 6/10/09 (j)	EUR	400	494
TOTAL PRIVATE SPONSOR			2,124
U.S. Government Agency - 0.6%
Fannie Mae planned amortization class Series 2003-24 CLass PB, 4.5% 12/25/12		2,800	2,776
Fannie Mae guaranteed REMIC pass thru certificates floater Series 2005-45 Class XA, 5.1581% 6/25/35 (j)		8,821	8,801
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 3013 Class AF, 4.9988% 5/15/35 (j)		10,132	10,095
TOTAL U.S. GOVERNMENT AGENCY			21,672
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,937)			23,796
Commercial Mortgage Securities - 0.2%

Immeo Residential Finance PLC Series 1 Class D, 3.206% 3/15/13 (j)	EUR	418	507
Opera Finance PLC 4.9175% 7/31/13 (j)	GBP	1,000	1,740
Real Estate Capital Foundation Ltd. Series 3 Class A, 4.8006% 7/15/16 (j)	GBP	2,000	3,457
Trafford Centre Finance Ltd. 5.3944% 4/28/35 (j)	GBP	571	991
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,971)			6,695
Foreign Government and Government Agency Obligations - 22.0%

Arab Republic 8.0203% to 9.7504% 5/2/06 to 2/27/07	EGP	24,007	4,020
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		6,055	5,955
par 1.33% 12/31/38 (j)		9,295	3,532
3% 4/30/13 (j)		8,165	6,950
4.889% 8/3/12 (j)		10,579	9,818
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,767
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		$ 1,000	$ 998
value recovery A rights 1/2/21 (a)(l)		1,000,000	0
value recovery B rights 1/2/21 (a)(l)		750,000	0
Brazilian Federative Republic:
Brady:
debt conversion bond 5.25% 4/15/12 (j)		8,794	8,794
par Z-L 6% 4/15/24		3,010	3,010
FLIRB L 5.1875% 4/15/09 (Reg.) (j)		1,607	1,599
6% 9/15/13		2,125	2,101
7.375% 2/3/15	EUR	500	686
8% 1/15/18		4,931	5,343
8.75% 2/4/25		4,805	5,502
10.5% 7/14/14		4,950	6,175
11% 8/17/40		17,405	22,331
12.25% 3/6/30		8,230	12,571
12.5% 1/5/16	BRL	2,905	1,356
12.75% 1/15/20		3,905	5,799
Canadian Government:
3% 6/1/06	CAD	16,750	14,324
4.5% 9/1/07	CAD	3,000	2,586
5.25% 6/1/12	CAD	42,950	38,830
5.5% 6/1/09	CAD	5,500	4,905
5.75% 6/1/29	CAD	5,750	5,959
Central Bank of Nigeria:
Brady 6.25% 11/15/20		4,000	3,980
promissory note 5.092% 1/5/10		2,506	2,396
warrants 11/15/20 (a)(l)		2,750	179
City of Kiev 8.75% 8/8/08		2,800	2,902
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,575
Dominican Republic:
Brady 5.7925% 8/30/09 (j)		2,173	2,156
5.3925% 8/30/24 (j)		11,723	11,049
9.5% 9/27/11 (Reg. S)		5,233	5,626
Ecuador Republic:
9% 8/15/30 (Reg. S) (f)		5,640	5,682
9.375% 12/15/15 (g)		5,500	5,803
euro par 5% 2/28/25		945	699
French Government:
3% 1/12/11	EUR	43,250	51,142
4% 4/25/55	EUR	750	910
4.75% 4/25/35	EUR	5,000	6,777
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
German Federal Republic:
3% 4/11/08	EUR	16,900	$ 20,366
3.5% 1/4/16	EUR	60,365	71,428
4.25% 1/4/14	EUR	23,750	29,758
5% 7/4/12	EUR	12,670	16,466
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		3,985	3,965
7.25% 4/20/15 (g)		2,850	2,914
7.25% 4/20/15		1,995	2,040
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		1,165	1,159
Japan Government:
Inflation-Indexed 0.5% 6/10/15	JPY	1,305,200	10,492
0.0484% 5/22/06	JPY	200,000	1,699
0.2% 7/20/06	JPY	230,000	1,955
0.82% 11/20/20 (j)	JPY	1,300,000	10,543
1.5% 3/20/14	JPY	4,615,000	38,709
2.4% 12/20/34	JPY	750,000	6,578
Lebanese Republic:
7.83% 11/30/09 (g)(j)		1,840	1,932
7.83% 11/30/09 (j)		3,715	3,901
Pakistan International Sukuk Co. Ltd. 6.95% 1/27/10 (j)		1,715	1,741
Panamanian Republic Brady discount 0% 7/17/26 (j)		1,425	1,389
Peruvian Republic:
3% 3/7/27 (f)		900	612
5.875% 3/7/27 (j)		760	722
7.35% 7/21/25		4,730	4,647
9.875% 2/6/15		2,690	3,174
euro Brady past due interest 5% 3/7/17 (j)		3,555	3,377
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		7,470	7,451
5.3925% 12/1/09 (j)		851	841
8.25% 1/15/14		2,580	2,793
8.375% 2/15/11		6,420	6,966
8.875% 3/17/15		5,910	6,671
9% 2/15/13		7,430	8,368
9.875% 1/15/19		4,800	5,772
10.625% 3/16/25		3,995	5,179
Republic of Iraq 5.8% 1/15/28 (g)		1,900	1,290
Republic of Serbia 3.75% 11/1/24 (f)(g)		615	555
Russian Federation:
5% 3/31/30 (f)(g)		3,900	4,270
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Russian Federation: - continued
5% 3/31/30 (Reg. S) (f)		$ 25,985	$ 28,454
11% 7/24/18 (Reg. S)		3,590	5,134
12.75% 6/24/28 (Reg. S)		5,105	9,100
euro 10% 6/26/07		9,805	10,308
State of Qatar 9.75% 6/15/30 (Reg. S)		3,640	5,360
Turkish Republic:
11.75% 6/15/10		6,740	8,105
11.875% 1/15/30		10,500	16,209
13.1525% to 20.5644% 7/5/06 to 6/27/07	TRY	15,905	10,752
Ukraine Government 8.235% 8/5/09 (j)		9,770	10,442
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	11,000	18,937
4.25% 3/7/36	GBP	8,150	14,533
4.75% 6/7/10	GBP	250	439
4.75% 9/7/15	GBP	5,200	9,277
5% 3/7/25	GBP	670	1,276
8% 6/7/21	GBP	7,800	18,949
8.75% 8/25/17	GBP	515	1,240
United Mexican States:
5.625% 1/15/17		2,474	2,396
7.37% to 7.39% 6/8/06	MXN	27,780	2,520
7.5% 4/8/33		7,535	8,432
8.3% 8/15/31		10,135	12,263
11.5% 5/15/26		4,440	6,882
Uruguay Republic:
7.25% 2/15/11		1,030	1,071
9.25% 5/17/17		1,055	1,226
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(l)		3,260	121
5.375% 8/7/10		3,760	3,642
5.6138% 4/20/11 (j)		7,350	7,383
7.65% 4/21/25		3,300	3,564
9.25% 9/15/27		7,350	9,335
10.75% 9/19/13		5,260	6,559
13.625% 8/15/18		4,565	7,019
euro Brady:
par W-A 6.75% 3/31/20		8,855	8,855
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
par W-B 6.75% 3/31/20		$ 4,570	$ 4,570
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		3,260	2,755
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $791,929)			824,618
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
Intermet Corp. (a)(m)	113,858	1,306
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit	330,000	5,386
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit	165,925	2,140
Media - 0.6%
NTL, Inc. (a)	750,369	21,843
NTL, Inc. warrants 1/13/11 (a)	6	0
		21,843
TOTAL CONSUMER DISCRETIONARY		30,675
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)	895	2
TOTAL COMMON STOCKS (Cost $23,872)		30,677
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	200
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,690	$ 1,859
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%	1,170	1,141
TOTAL CONSUMER DISCRETIONARY		3,000
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	1,260	1,313
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	119	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,313
TOTAL PREFERRED STOCKS (Cost $4,312)		4,513
Floating Rate Loans - 3.1%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.06% 4/30/10 (j)		$ 2,235	2,269
Tranche 3, term loan 7.81% 3/1/11 (j)		3,550	3,603
			5,872
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 9.224% 11/1/11 (j)		2,275	2,332
Tranche C2, term loan 13.3419% 5/2/12 (j)		1,300	1,362
			3,694
Diversified Consumer Services - 0.0%
Coinmach Corp. Tranche B1, term loan 7.2859% 12/19/12 (j)		200	203
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Dunkin Brands Acquisition, Inc. term loan 7.3256% 3/1/13 (j)		$ 470	$ 471
Hilton Head Communications LP Tranche B, term loan 9% 3/31/08 (j)		1,800	1,733
			2,204
Media - 0.2%
CSC Holdings, Inc. Tranche B, term loan 6.6643% 3/31/13 (j)		6,380	6,436
UPC Broadband Holding BV Tranche H2, term loan 7.28% 9/30/12 (j)		1,050	1,057
			7,493
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.34% 4/6/13 (j)		2,316	2,340
Specialty Retail - 0.2%
Toys 'R' US, Inc. term loan 7.63% 12/9/08 (j)		6,110	6,110
TOTAL CONSUMER DISCRETIONARY			27,916
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (j)		180	182
Tranche 2, term loan 11.75% 7/8/13 (j)		2,020	2,086
Tranche B1, term loan 7.5034% 7/8/12 (j)		269	271
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (j)		540	543
term loan:
6.83% 10/31/07 (j)		1,650	1,658
7.0908% 10/31/12 (j)		2,239	2,250
			6,990
FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
MGM Holdings II, Inc. Tranche B, term loan 7.2294% 4/8/12 (j)		2,310	2,339
Olympus Cable Holdings LLC Tranche B, term loan 9.75% 9/30/10 (j)		5,220	5,103
			7,442
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.34% 12/16/10 (j)		$ 3,820	$ 3,858
Newkirk Master LP Tranche B, term loan 6.4134% 8/11/08 (j)		139	140
			3,998
TOTAL FINANCIALS			11,440
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
DaVita, Inc. Tranche B, term loan 6.9456% 10/5/12 (j)		5,032	5,095
HealthSouth Corp. term loan 8.15% 3/10/13 (j)		6,690	6,740
			11,835
INDUSTRIALS - 0.3%
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche B, term loan 11.01% 3/16/08 (j)		250	257
Tranche C, term loan 13.51% 3/16/08 (j)		4,010	4,110
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (j)		3,246	3,291
Tranche DD, term loan 8.625% 2/1/12 (j)		464	470
			8,128
Building Products - 0.0%
Mueller Group, Inc. term loan 7.0466% 10/3/12 (j)		189	192
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 6.7957% 1/15/12 (j)		551	551
Tranche A, Credit-Linked Deposit 6.5756% 1/15/12 (j)		214	214
			765
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 6.4117% 10/3/12 (j)		153	155
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 6.625% 10/17/12 (j)		113	115
Road & Rail - 0.1%
Hertz Corp.:
Credit-Linked Deposit 7.18% 12/21/12 (j)		143	145
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.: - continued
Tranche B, term loan 6.8935% 12/21/12 (j)		$ 976	$ 986
Tranche DD, term loan 0% 12/21/12 (n)		168	169
			1,300
TOTAL INDUSTRIALS			10,655
INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.3%
SunGard Data Systems, Inc. Tranche B, term loan 7.215% 2/10/13 (j)		10,828	11,018
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies Finance Ltd. Tranche B1, term loan 7.13% 12/5/12 (j)		38	38
Software - 0.2%
Infor Global Solutions AG:
Tranche 1, term loan 7.5032% 4/18/11 (j)		2,330	2,327
Tranche 2, term loan 11.74% 4/18/12 (j)		1,310	1,317
Tranche 2, term loan 11.99% 4/18/12 (j)		2,160	2,171
			5,815
TOTAL INFORMATION TECHNOLOGY			16,871
MATERIALS - 0.5%
Chemicals - 0.0%
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (j)		310	314
Tranche C, term loan 7.8392% 1/31/14 (j)		310	314
Solutia, Inc. Tranche B, term loan 8.78% 3/31/07 (j)		210	212
			840
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
Tranche 2, term loan 7.826% 12/23/13 (j)		6,390	6,518
Tranche B, term loan 6.8847% 12/23/12 (j)		11,850	11,939
			18,457
TOTAL MATERIALS			19,297
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
NTL Cable PLC term loan 10.3181% 3/3/07 (j)		$ 1,600	$ 1,610
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (j)		2,840	2,968
Tranche B, term loan 7.7819% 9/21/13 (j)		1,420	1,434
Tranche C, term loan 8.2819% 9/21/14 (j)		1,420	1,434
			7,446
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (j)		748	757
term loan 6.82% 2/1/13 (j)		3,282	3,323
			4,080
TOTAL FLOATING RATE LOANS (Cost $114,699)			116,530
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Barclays Bank 5.875% 3/28/13 (j)		194	189
- Citibank 5.875% 3/28/13 (j)		678	663
- Credit Suisse First Boston 5.875% 3/28/13 (j)		3,045	2,977
- Deutsche Bank:
0.9986% 3/28/13 (j)	JPY	83,518	681
5.875% 3/28/13 (j)		871	852
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,953)			5,362
Fixed-Income Funds - 2.2%
	Shares
Fidelity Floating Rate Central Investment Portfolio (k) (Cost $82,239)	820,098	82,707
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 4.77% (b) (Cost $279,435)	279,435,280	279,435
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.52%, dated 3/31/06 due 4/3/06) (Cost $4,220)	$ 4,222	$ 4,220
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $3,727,743)		3,773,590
NET OTHER ASSETS - (0.5)%		(18,157)
NET ASSETS - 100%		$ 3,755,433
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $243,796,000 or 6.5% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,306,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	11/9/05	$ 2,153

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $168,000 and $169,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,852
Fidelity Floating Rate Central Investment Portfolio	1,337
Total	$ 4,189

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 82,231	$ -	$ -	$ 82,707	10.7%
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,723,418,000. Net unrealized appreciation aggregated $50,172,000, of which $105,213,000 related to appreciated investment securities and $55,041,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006